Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net income	$ 437,633	$ 4,569,632	$ 4,626,782	$ 2,057,255
Adjustments to reconcile net income to net cash provided by operating activities:
Realized gain on marketable securities held in Trust Account	0	(2,538,270)	(2,538,270)	(3,120,385)
Accrued dividends on marketable securities held in Trust Account	165,645	(217,803)	(230,530)
Sponsor waiver of administrative services fees	90,000	0	240,000
Changes in current assets and current liabilities:
Prepaid expense	(12,754)	336,910	478,996	(494,844)
Other receivable, net of reserve for credit losses	0	0
Accounts payable	232,110	7,579	124,164	8,185
Accrued expenses	371,606	94,614	163,864	258,792
Accrued interest – related party	69,615	15,210	28,288
Accrued offering costs	0	(279,678)	(279,678)
Due from related party			(3,387)
Due to related party				(3,462)
Net cash provided by operating activities	1,353,855	1,988,194	2,610,229	(1,294,459)
Cash Flows from Investing Activities:
Purchase of treasury and other marketable securities	(2,564,785)	(395,435,168)	(396,313,420)	(768,721,500)
Proceeds from redemption of treasury securities	38,596,223	541,873,187	541,873,187	577,074,000
Net cash provided by investing activities	36,031,438	146,438,019	145,559,767	(191,647,500)
Cash Flows from Financing Activities:
Proceeds from issuance of Class A ordinary shares				189,750,000
Proceeds from sale of private placement warrants				7,942,500
Payment of underwriting fee				(3,795,000)
Proceeds from promissory note – related party	1,120,000	900,000	1,230,000
Payment of promissory note – related party				(181,313)
Payment of redemptions to Class A ordinary shareholders	(38,596,223)	(149,486,187)	(149,486,187)
Due from related party from overpayment of promissory note				(25,000)
Reduction of deferred offering costs				(524,774)
Net cash used in financing activities	(37,476,223)	(148,586,187)	(148,256,187)	193,166,413
Net Change in Cash	(90,930)	(159,974)	(86,191)	224,454
Cash – Beginning of the period	138,283	224,474	224,474	20
Cash – End of the period	47,353	64,500	138,283	224,474
Supplemental Disclosure of Non-cash Financing Activities:
Remeasurement of Class A ordinary shares subject to possible redemption	2,399,140	5,804,241	6,695,220	32,883,377
Deferred underwriter fee payable			0	6,641,250
Deferred offering costs included in accrued offering costs	0	(279,678)	0	$ 410,948
Capital Contribution For Waiver Of Administrative Service Fees			$ 240,000
Reserve for credit losses	$ 435,000	$ 0